Regulatory Matters - Bank's actual capital amounts and ratios (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Regulatory Matters [Abstract]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 38,766	$ 36,620
Total risk-based capital (to risk-weighted assets), Actual Ratio	18.15%	17.72%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Amount	17,089	16,535
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	21,361	20,668
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	36,087	34,027
Tier I capital (to risk-weighted assets), Actual Ratio	16.89%	16.46%
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Amount	8,544	8,267
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	12,817	12,401
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier I capital (to average assets) Actual Amount	36,087	34,027
Tier I capital (to average assets), Actual Ratio	11.51%	10.89%
Tier I capital (to average assets), Minimum Capital Requirement Amount	12,546	12,503
Tier I capital (to average assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,682	15,628
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tangible capital (to adjusted tangible assets), Actual Amount	36,087	34,027
Tangible capital (to adjusted tangible assets), Actual Ratio	11.51%	10.89%
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Amount	$ 4,705	$ 4,689
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Ratio	1.50%	1.50%